Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 792,035	$ 10,448	₨ 400,971	₨ 332,605
Cash and cash equivalents	₨ 3,781,978	$ 49,889	₨ 5,101,083	₨ 2,318,480